Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Net interest income	£ 2,148	£ 1,928
Non-interest income/(expemse)	267	284
Total operating income	2,415	2,212
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(1,186)	(1,341)
Credit impairment (losses)/write-backs	(118)	70
Provisions for other liabilities and charges	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(236)	(120)
Profit from continuing operations before tax	993	751
Revenue from external customers	2,415	2,212
Inter-segment revenue	2,415	2,212
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	247	195
Insurance, protection and investments	31	32
Credit cards	46	37
Non-banking and other fees	52	38
Total fee and commission income	376	302
Fee and commission expense	(210)	(155)
Net fee and commission income/(expense)	166	147
Customer loans	217,526		£ 210,616
Total assets	290,833		293,676
Assets held for sale	49		0
Customer deposits	190,025		192,176
Total liabilities	274,884		277,298
Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	0	0
Retail Banking
Disclosure of operating segments [line items]
Net interest income	1,792	1,611
Non-interest income/(expemse)	107	106
Total operating income	1,899	1,717
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(832)	(858)
Credit impairment (losses)/write-backs	(126)	28
Provisions for other liabilities and charges	(101)	(67)
Total operating credit impairment (losses)/write-backs, provisions and charges	(227)	(39)
Profit from continuing operations before tax	840	820
Revenue from external customers	2,049	1,966
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	218	172
Insurance, protection and investments	31	32
Credit cards	46	37
Non-banking and other fees	4	1
Total fee and commission income	299	242
Fee and commission expense	(193)	(139)
Net fee and commission income/(expense)	106	103
Customer loans	192,366		185,608
Total assets	199,552		193,214
Assets held for sale	0
Customer deposits	154,759		156,991
Total liabilities	155,199		157,622
Retail Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	(150)	(249)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income	92	135
Non-interest income/(expemse)	101	77
Total operating income	193	212
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(73)	(90)
Credit impairment (losses)/write-backs	(13)	20
Provisions for other liabilities and charges	0	0
Total operating credit impairment (losses)/write-backs, provisions and charges	(13)	20
Profit from continuing operations before tax	107	142
Revenue from external customers	243	255
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	8	4
Total fee and commission income	8	4
Fee and commission expense	0	0
Net fee and commission income/(expense)	8	4
Customer loans	5,129		4,984
Total assets	9,652		8,873
Assets held for sale	0
Customer deposits	0		0
Total liabilities	1,153		1,173
Consumer Finance | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	(50)	(43)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income	242	202
Non-interest income/(expemse)	69	51
Total operating income	311	253
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(181)	(181)
Credit impairment (losses)/write-backs	19	23
Provisions for other liabilities and charges	(2)	(5)
Total operating credit impairment (losses)/write-backs, provisions and charges	17	18
Profit from continuing operations before tax	147	90
Revenue from external customers	318	272
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	29	23
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	36	29
Total fee and commission income	65	52
Fee and commission expense	(11)	(10)
Net fee and commission income/(expense)	54	42
Customer loans	17,358		16,997
Total assets	17,358		16,997
Assets held for sale	0
Customer deposits	25,305		25,597
Total liabilities	25,326		25,613
Corporate & Commercial Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	(7)	(19)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income		0
Non-interest income/(expemse)		0
Total operating income		0
Operating expenses before credit impairment (losses)/write-backs, provisions and charges		0
Credit impairment (losses)/write-backs		0
Provisions for other liabilities and charges		0
Total operating credit impairment (losses)/write-backs, provisions and charges		0
Profit from continuing operations before tax		0
Revenue from external customers		0
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees		0
Insurance, protection and investments		0
Credit cards		0
Non-banking and other fees		0
Total fee and commission income		0
Fee and commission expense		0
Net fee and commission income/(expense)		0
Customer loans			0
Total assets			0
Customer deposits			0
Total liabilities			0
Corporate & Investment Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue		0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income	22	(20)
Non-interest income/(expemse)	(10)	50
Total operating income	12	30
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(100)	(212)
Credit impairment (losses)/write-backs	2	(1)
Provisions for other liabilities and charges	(15)	(118)
Total operating credit impairment (losses)/write-backs, provisions and charges	(13)	(119)
Profit from continuing operations before tax	(101)	(301)
Revenue from external customers	(195)	(281)
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	4	4
Total fee and commission income	4	4
Fee and commission expense	(6)	(6)
Net fee and commission income/(expense)	(2)	(2)
Customer loans	2,673		3,027
Total assets	64,271		74,592
Assets held for sale	49
Customer deposits	9,961		9,588
Total liabilities	93,206		£ 92,890
Corporate Centre | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 207	£ 311